Note 21 - Other Payables - Details of Other Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Options reward program liability		$ 3,000	$ 0
Total Other payables (non-current)		3,000	0
Accrued compensation and benefits		20,363	16,072
Accrued expenses		10,569	8,153
Deferred income		10,557	9,504
Loan interest payable to the related party(i)	[1]	8,764	8,764
Amounts due to related parties(i)	[1]	807	1,780
Other payables		2,968	5,148
Total Other payables (current)		$ 54,028	$ 49,421

[1]	For additional details regarding transaction with related parties see Note 30.